Sarah R. Crespi State Street 1 Lincoln Street Mail Stop SFC0805 Boston, MA 02111 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

August 31, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated September 1, 2021, do not differ from those contained in Post-Effective Amendment No. 2,490 to the Trust’s Registration Statement on Form N-1A, filed electronically on August 25, 2021:

iShares Cohen & Steers REIT ETF

iShares Core Dividend Growth ETF

iShares Core High Dividend ETF

iShares Core U.S. REIT ETF

iShares Dow Jones U.S. ETF

iShares Global REIT ETF

iShares International Developed Real Estate ETF

iShares International Select Dividend ETF

iShares Morningstar Growth ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares Morningstar U.S. Equity ETF

iShares Morningstar Value ETF

iShares MSCI KLD 400 Social ETF

iShares MSCI USA ESG Select ETF

iShares Select Dividend ETF

iShares U.S. Basic Materials ETF

iShares U.S. Consumer Services ETF (to be renamed iShares U.S. Consumer Discretionary ETF on September 20, 2021)

iShares U.S. Consumer Goods ETF (to be renamed iShares U.S. Consumer Staples ETF on September 20, 2021)

iShares U.S. Dividend and Buyback ETF

iShares U.S. Energy ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Industrials ETF

iShares U.S. Technology ETF

iShares U.S. Transportation ETF

iShares U.S. Utilities ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi Assistant Secretary cc: Benjamin J. Haskin, Esq.